Annual Total Returns - BLACKROCK HIGH EQUITY INCOME FUND (INVESTOR A and R Shares) [BarChart] - Class R - BLACKROCK HIGH EQUITY INCOME FUND - Investor A Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	24.28%
Annual Return 2011	(9.61%)
Annual Return 2012	10.38%
Annual Return 2013	39.39%
Annual Return 2014	12.33%
Annual Return 2015	(1.96%)
Annual Return 2016	6.71%
Annual Return 2017	17.21%
Annual Return 2018	(6.39%)
Annual Return 2019	21.66%